Document And Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Central Index Key	0000926282
Entity Emerging Growth Company	false
Entity File Number	001-41446
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	(256)
Local Phone Number	963-8000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	ADTN
Security Exchange Name	NASDAQ